SEGMENT AND GEOGRAPHICAL CONCENTRATION - Revenues by Product (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenue	$ 137,363	$ 114,975	$ 157,584	$ 135,145	$ 118,005
United States [Member]
Revenue from External Customer [Line Items]
Revenue	97,371	83,091	111,772	99,845	88,820
United States [Member] | Complex Spine [Member]
Revenue from External Customer [Line Items]
Revenue	40,375	35,111	40,505	37,792	36,198
United States [Member] | Minimally Invasive [Member]
Revenue from External Customer [Line Items]
Revenue	15,138	13,945	24,340	21,671	16,420
United States [Member] | Degenerative [Member]
Revenue from External Customer [Line Items]
Revenue	41,858	34,035	46,927	40,382	36,202
International [Member]
Revenue from External Customer [Line Items]
Revenue	$ 39,992	$ 31,884	$ 45,812	$ 35,300	$ 29,185